SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Conversion Feature Derivative Liability (Details) (USD $)	9 Months Ended		13 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Summary Of Significant Accounting Policies - Schedule Of Conversion Feature Derivative Liability Details
Balance at January 1, 2012	$ 6,295,400
Change in fair value of derivative liability	(1,454,889)	1,687,605	5,447,917
Reclassification of derivative liability to equity	7,750,289		7,750,289
Balance at September 30, 2012